Common shareholder's equity, mezzanine equity, and non-controlling interests - Common shareholder (Details) - $ / shares	Sep. 30, 2018	Dec. 31, 2017	May 22, 2017	May 21, 2017	Dec. 31, 2016	Nov. 16, 2016	Nov. 15, 2016	Apr. 27, 2016	Apr. 26, 2016
Common shareholder
Common shares issued	120,000,000	120,000,000			120,000,000
Common shares outstanding	120,000,000	120,000,000			120,000,000
Common shares par value	$ 0.01	$ 0.01	$ 0.01			$ 0.01		$ 0.01	$ 1.00
Common shares authorized			500,000,000	600,000,000		6,000,000	1,200,000
Preferred shares par value			$ 0.01
Preferred shares authorized			100,000,000